Equity (Narratives) (Details) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Feb. 08, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Equity [abstract]
Percentage of acquisition of issued share capital		14.00%
Percentage of acquisition of augmentation of issued share capital		25.00%
Percentage of acquisition of augmentation of existing holding up to		25.00%
Percentage of acquisition of augmentation of existing holding less than		25.00%
Weighted average share price | (per share)			₪ 30.01	$ 9.65
Number of shares acquired by subsidiaries or associates under purchase plan | shares		22.4
Total consideration | $		$ 258.0
Expenses from Equity Compensation Plans | $		$ 6.0		$ 8.0	$ 12.0
Total shares held by the company and it's subsidiaries | shares		24.5
Number of non-marketable and non-transferable options granted | shares	13.0
Fair value non-marketable and non-transferable options granted | $	$ 24.5